Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Income from sub-leasing right-of-use assets	$ 1,415	$ 0	$ 0
Expense relating to short-term leases	(1,598)	(1,300)	(1,390)
Expense relating to lease of low value assets	(4,454)	(4,218)	(25)
Interest expense on leases	(6,201)	(2,377)	(2,122)
Effect of foreign currency exchange rate differences	$ 5,641	$ 39	$ 584